FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        March 26, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity New York Municipal Trust II (the trust):

             Fidelity New York Municipal Money Market Fund
             Spartan New York Municipal Money Market Fund (the funds)

             File No. 33-42943 and 811-6398

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Eric D. Roiter
                           Eric D. Roiter
                           Secretary